Other operating income - Summary of Other Operating Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Schedule Of Other Operating Income [Abstract]
Income from sale of emission reduction certificates	₨ 424	$ 4	₨ 580	₨ 1,045
Others	26	0	49	60
Total	₨ 450	$ 4	₨ 629	₨ 1,105